Note 18 - Subsequent Event (Details Textual) - USD ($)	3 Months Ended	12 Months Ended		33 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	May 31, 2017	Mar. 31, 2015
Statement Line Items [Line Items]
Number of Shares Issued During the Period		10,952,093	3,673,933	20,000,000
Proceeds from Issuing Shares, Gross		$ 13,900,000	$ 6,050,000
Services to be received, related party transactions, maximum					$ 300,000	$ 200,000
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of Shares Issued During the Period	3,200,000
Proceeds from Issuing Shares, Gross	$ 8,900,000
Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Services to be received, related party transactions, maximum	$ 300,000